Prepaid land lease payment	12 Months Ended
Dec. 31, 2012
Prepaid land lease payment [Text Block]

9. Prepaid land lease payment

Prepaid land lease payment represents the cost of land use rights of the Group and are analyzed as follows:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepaid land lease payment	20,419	20,419	3,277
Less: Accumulated amortization	(2,421)	(2,971)	(477)
Balance as of December 31, 2012	17,998	17,448	2,800
Including:
Non-current portion	17,448	16,898	2,712
Current portion	550	550	88

The estimated amortization expense of prepaid land lease payment for the next five years and thereafter is as follows:

	RMB’000	US$’000
2013	550	88
2014	550	88
2015	550	88
2016	550	88
2017 and thereafter	15,248	2,448

Total	17,448	2,800

In 2005, the Group paid RMB9,924,000 for a land use right for a term of 30 years in respect of land located beside the existing plant of the Group. In 2011, the Group paid RMB9,826,000 for a land use right for a term of 50 years in respect of land located in Taizhou City, Jiangsu Province, the PRC and the certificate has not been issued at the balance sheet date due to administrative processing reasons.

These prepayments are charged to expense on a straight line basis over the lease term of 30 and 50 years respectively. Land lease expense for the years ended December 31, 2010, 2011 and 2012 was RMB353,000, RMB369,000 and RMB550,000 (US$88,000), respectively.